Stockholders' Equity (Details) (USD $)	0 Months Ended		9 Months Ended	12 Months Ended
	Jan. 16, 2014	May 12, 2009	Jan. 31, 2015	Apr. 30, 2014	Apr. 30, 2013	Jul. 22, 2013	May 13, 2013
Stockholders' Equity (Textual)
Preferred Stock, shares authorized			100,000,000	100,000,000	100,000,000
Preferred Stock, par value			$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, shares issued
Preferred Stock, shares outstanding
Common Stock, shares authorized			200,000,000	200,000,000	200,000,000
Common Stock, par value			$ 0.0001	$ 0.0001	$ 0.0001
Stock issued as founders' shares, Value		$ 1,000
Stock issued as founders' shares, Shares		10,000,000
Common stock shares purchased by Magnolia Lane Financial, Inc							10,000,000
Par value of common stock purchased by Magnolia Lane Financial, Inc							$ 0.0001
Shares purchased by purchaser percentage of issued and outstanding shares of company							69.57%
Reverse stock split			1:8 reverse split		8 to 1
Pre-split, shares outstanding						14,375,000
Post-split, shares outstanding						1,796,875
Net assets contributed	174,837		174,837	174,837
In-kind interest on shareholder loans			$ 20,967